Capital Stock (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Capital Stock [Abstract]
Schedule of shares issued and outstanding
	Number of Common Shares	Amount
Balance, December 31, 2016	15,532,408	$124,700,345
Shares issued upon exercise of stock options (12(c))	207,950	869,703
Shares issued upon exercise of warrants (12(d))	41,969	163,679
Balance, December 31, 2017	15,782,327	$125,733,727
Shares issued upon exercise of stock options (12(c))	206,885	654,711
Shares repurchased and cancelled under a normal course issuer bid(*)	(441,400)	(3,501,333)
Balance, December 31, 2018	15,547,812	$122,887,105

(*) On May 16, 2018, the Company announced that the TSX-V accepted the Company's notice of intention to make a normal course issuer bid ("NCIB"). Under the terms of the NCIB, the Company may acquire up to an aggregate of 794,088 common shares representing five percent of the common shares outstanding, over the twelve-month period that the NCIB is in place. The NCIB commenced on May 28, 2018 and will end on May 27, 2019, or on such earlier date as the Company may complete its maximum purchases under the NCIB. The prices that the Company will pay for common shares purchased will be the market price of the shares at the time of purchase.

Schedule of changes in stock options
Year ended December 31, 2018	Options	Weighted average exercise price
Balance, beginning of period	1,602,127	$3.58
Granted	200,000	7.25
Exercised	(206,885)	(1.76)
Forfeited, cancelled or expired	(200,600)	(6.85)
Balance, end of period	1,394,642	$3.91
Options exercisable, end of period	1,044,892	$2.80

Year ended December 31	2017		2016
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,387,000	$2.37	2,277,126	$1.90
Granted	476,000	7.20	265,025	6.16
Exercised	(207,950)	(2.50)	(1,069,434)	(1.72)
Forfeited, cancelled or expired	(52,923)	(8.58)	(85,717)	(9.59)
Balance, end of period	1,602,127	$3.58	1,387,000	$2.37
Options exercisable, end of period	1,231,127	$2.50	1,387,000	$2.37

Schedule of contractual life of options outstanding
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	185,000	4.35 years	$0.30	185,000
$0.31 - $1.00	5,334	0.29 years	$0.60	5,334
$1.01 - $3.00	549,433	3.35 years	$1.59	549,433
$3.01 - $5.00	32,500	1.90 years	$3.90	32,500
$5.01 - $7.30	622,375	3.89 years	$7.06	272,625
$0.30 - $7.30	1,394,642	3.68 years	$3.91	1,044,892

Schedule of fair value of the options using the Black-Scholes option pricing model
Years ended December 31:	2018	2017	2016
Expected option life	4.4 years	4.5 years	4.8–5.0 years
Risk free interest rate	1.92%-2.04%	1.71%	0.52%-0.67%
Dividend yield	Nil	nil	nil
Expected volatility	85.14%-93.72%	80.44%	115.59%-117.56%

Schedule of changes in warrants outstanding
Years ended December 31	2018		2017		2016
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of period	900,000	$6.50	941,969	$6.31	59,775	$2.20
Granted	-	-	-	-	900,000	6.50
Exercised	-	-	(41,969)	(2.20)	(17,806)	(2.20)
Balance, end of period	900,000	$6.50	900,000	$6.50	941,969	$6.31
Warrants exercisable, end of period	900,000	$6.50	900,000	$6.50	941,969	$6.31

Schedule of fair value of the warrants issued using Black-Scholes pricing model
Years ended December 31	2016
Expected option life	4.0 years
Risk-free interest rate	0.85%
Dividend yield	nil
Expected volatility	120.40%

Schedule of calculation of basic and diluted earnings per share
Year ended December 31	2018	2017	2016
Net earnings before discontinued operations	$0.25	$0.74	$0.24
Earnings from discontinued operations, net of tax	-	2.04	1.56
	$0.25	$2.78	$1.80

Year ended December 31	2018	2017	2016
Net earnings before discontinued operations	$0.24	$0.63	$0.21
Earnings from discontinued operations, net of tax	-	1.76	1.35
	$0.24	$2.39	$1.56

Schedule of basic and diluted earnings per share
Year ended December 31	2018	2017	2016
Net earnings before discontinued operations	$3,925,639	$11,496,693	$3,624,323
Earnings from discontinued operations, net of tax	-	31,924,191	23,358,318
	$3,925,639	$43,420,884	$26,982,641

Year ended December 31	2018	2017	2016
Weighted average shares outstanding for basic earnings per share	15,791,396	15,636,853	15,002,005
Effects of dilution from:
Stock options	772,267	1,601,227	1,372,427
Warrants	-	900,000	941,969
Weighted average shares outstanding for diluted earnings per share	16,563,663	18,138,080	17,316,401